UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 1, 2008
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		76
Form 13F Information Table Value Total:		98,560
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE OF CLASS	CUSIP	   VALUE    SHARES/ SH/  PUT/ INVSTMT OTHER    VOTING AUTHORITY
						   (x$1000) PRN AMT PRN  CALL DSCRETN MANAGERS SOLE SHARED NONE
3M Co                              COM	88579Y101   932     11050   SH 	      SOLE	        11050
Abbott Laboratories                COM	002824100   339	    6031    SH 	      SOLE	        6031
Air Products & Chemicals Inc       COM	009158106   217	    2200    SH 	      SOLE		2200
American Express Company           COM	025816109   203	    3900    SH 	      SOLE		3900
American International Group I     COM	026874107   351	    6018    SH 	      SOLE		6018
Amgen Inc.                         COM	031162100   1376    29623   SH        SOLE		29623
Anadarko Petroleum Corp            COM	032511107   229	    3480    SH 	      SOLE		3480
Apache Corp                        COM	037411105   3300    30686   SH        SOLE		30686
Applied Materials Inc              COM	038222105   323	    18175   SH	      SOLE		18175
Archer-Daniels-Midlnd Co           COM	039483102   706     15200   SH	      SOLE		706
Automatic Data Processing Inc      COM	053015103   431	    9686    SH 	      SOLE		9686
Avant Immunotherapeutics           COM	053491106   5	    10000   SH 	      SOLE		10000
Baker Hughes Inc                   COM	057224107   194	    2398    SH 	      SOLE		2398
Bank Of America Corp               COM	060505104   677	    16408   SH 	      SOLE		16408
Baxter International               COM	071813109   2953    50868   SH 	      SOLE		50868
Biogen Idec Inc                    COM	09062X103   118	    2070    SH 	      SOLE		2070
Boeing Co                          COM	097023105   114	    1300    SH 	      SOLE		1300
BP plc                   SPONSORED ADR	055622104   3015    41207   SH 	      SOLE		41207
Bunge Ltd                          COM	G16962105   2241    19250   SH 	      SOLE		19250
Caterpillar Inc                    COM	149123101   290	    3990    SH 	      SOLE		3990
Centurytel Inc.                    COM	156700106   1255    30268   SH 	      SOLE		30268
Charles Riv Laboratories Intl      COM	159864107   543	    8250    SH 	      SOLE		8250
Cisco Systems                      COM	17275R102   196	    7246    SH 	      SOLE		7246
Citigroup Inc                      COM	172967101   324	    10999   SH 	      SOLE		10999
Clarcor Inc                        COM	179895107   342	    9000    SH	      SOLE		9000
Coca Cola                          COM	191216100   713	    11620   SH 	      SOLE		11620
Disney Walt Co              COM DISNEY	254687106   233	    7220    SH 	      SOLE		7220
Dominion Res Inc                   COM	25746U109   1675    35306   SH 	      SOLE		35306
Dow Chemical Company               COM	260543103   1388    35210   SH 	      SOLE		35210
Duke Energy Corp.                  COM	26441C105   590	    29251   SH 	      SOLE		29251
El Paso Corp                       COM	28336L109   219	    12700   SH 	      SOLE		12700
Eli Lilly & Company                COM	532457108   48	    900	    SH 	      SOLE		900
Emerson Electric Co                COM	291011104   339	    5979    SH 	      SOLE		5979
Exxon Mobil Corporation            COM	30231G102   5076    54175   SH 	      SOLE		54175
Fiserv Inc                         COM	337738108   4241    76425   SH 	      SOLE		76425
General Electric                   COM	369604103   1673    45120   SH 	      SOLE		45120
Genzyme Corporation                COM	372917104   248	    3326    SH	      SOLE		3326
Hewlett-Packard Company            COM	428236103   507	    10048   SH 	      SOLE		10048
Intel Corp                         COM	458140100   1204    45180   SH 	      SOLE		45180
International Business Machine     COM	459200101   654	    6050    SH 	      SOLE		6050
IONA Technologies plc    SPONSORED ADR	46206P109   653	    200200  SH 	      SOLE		200200
iShares MSCI EAFE      MSCI EAFE INDEX	464287465   11756   149760  SH 	      SOLE		149760
Johnson & Johnson                  COM	478160104   6004    90010   SH 	      SOLE		90010
JP Morgan Chase & Co               COM	46625H100   1236    28308   SH 	      SOLE		28308
Kraft Foods Inc                    COM	50075N104   735	    22522   SH 	      SOLE		22522
Massmutual Corporate Inv           COM	576292106   109	    3593    SH 	      SOLE		3593
Maxim Integrated Products          COM	57772K101   922	    34826   SH 	      SOLE		34826
Medtronic Inc                      COM	585055106   490	    9752    SH 	      SOLE		9752
Microsoft Corp                     COM	594918104   668	    18756   SH 	      SOLE		18756
Nisource Inc Hldg Co               COM	65473P105   993	    52558   SH 	      SOLE		52558
Nokia ADR                SPONSORED ADR	654902204   127	    3300    SH 	      SOLE		3300
Northern Trust Corp                COM	665859104   107	    1400    SH 	      SOLE		1400
Northrop Grumman Corp              COM	666807102   3562    45300   SH 	      SOLE		45300
Oracle Corp                        COM	68389X105   289	    12800   SH 	      SOLE		12800
PartnerRe Ltd                      COM	G6852T105   1719    20825   SH 	      SOLE		20825
Pepsico                            COM	713448108   7252    95543   SH 	      SOLE		95543
Pfizer                             COM	717081103   411	    18102   SH 	      SOLE		18102
Potash Corp of Sask Inc.           COM	73755L107   135	    936	    SH 	      SOLE		936
Procter & Gamble Co                COM	742718109   890	    12124   SH 	      SOLE		12124
Reliance Steel & Aluminum          COM	759509102   618	    11400   SH 	      SOLE		11400
S&P 500 Depository Recpts   UNIT SER 1	78462F103   8493    58088   SH 	      SOLE		58088
S&P MidCap SPDRs            UNIT SER 1	595635103   421	    2716    SH 	      SOLE		2716
Sanofi-Aventis           SPONSORED ADR	80105N105   137	    3000    SH 	      SOLE		3000
Schering Plough Corp               COM	806605101   105	    3945    SH 	      SOLE		3945
Schlumberger Ltd                   COM	806857108   414	    4213    SH 	      SOLE		4213
Southwest Airlines Co              COM	844741108   484	    39700   SH 	      SOLE		39700
State Street                       COM	857477103   4758    58592   SH 	      SOLE		58592
Statoil ASA ADR          SPONSORED ADR	85771P102   795	    26062   SH 	      SOLE		26062
Stryker Corp                       COM	863667101   320	    4285    SH 	      SOLE		4285
Target Corporation                 COM	87612E106   171	    3420    SH 	      SOLE		3420
Thermo Fisher Scientific           COM  883556102   988     17130   SH        SOLE              17130
Toronto Dominion Bank New      COM NEW	891160509   245	    3502    SH 	      SOLE		3502
VCA Antech Inc                     COM	918194101   2178    49250   SH 	      SOLE		49250
Vodafone Group Plc ADR   SPONS ADR NEW	92857W209   215	    5749    SH 	      SOLE		5749
Wal-Mart Stores Inc                COM	931142103   352	    7407    SH 	      SOLE		7407
Wells Fargo & Co                   COM	949746101   326	    10805   SH 	      SOLE		10805

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